Summary of Significant Accounting Policies (Tables)	5 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Accounting Policies [Line Items]
Schedule of class A common stock reflected in the condensed consolidated balance sheet

Gross proceeds	$253,000,000
Less:
Proceeds allocated to Public Warrants	$(11,216,333)
Class A common stock issuance costs	(12,476,379)
Plus:
Accretion of carrying value to redemption value	$23,692,712

Class A common stock subject to possible redemption	$253,000,000

Schedule of basic and diluted net income (loss) per common share

	Three Months Ended September 30, 2021		Nine Months Ended September 30, 2021		For The Period Ended August 12, 2020 (inception) through September 30, 2020
	Class A	Class B	Class A	Class B	Class A	Class B
Basic and diluted net income (loss) per common share
Numerator:
Allocation of net income (loss)	$3,458,976	$864,744	$(5,008,858)	$(1,252,214)	$—	$(1,045)
Denominator:
Basic and diluted weighted average shares outstanding	25,300,000	6,325,000	25,300,000	6,325,000	—	5,500,000

Basic and diluted net income (loss) per common share	$0.14	$0.14	$(0.20)	$(0.20)	$—	$—

LIVE OAK ACQUISITION CORP. I I [Member]
Accounting Policies [Line Items]
Schedule of class A common stock reflected in the condensed consolidated balance sheet
At December 31, 2020, the Class A common stock reflected in the balance sheet are reconciled in the following table:

Gross proceeds	$253,000,000
Less:
Proceeds allocated to Public Warrants	(11,216,333
Class A common stock issuance costs	(12,476,379
Plus:
Accretion of carrying value to redemption value	23,692,712

Class A common stock subject to possible redemption	$253,000,000

Schedule of basic and diluted net income (loss) per common share
The following table reflects the calculation of basic and diluted net income (loss) per common share (in dollars, except per share amounts):

	For The Period Ended August 12, 2020 (inception) through December 31, 2020
	Class A	Class B
Basic and diluted net loss per common share
Numerator:
Allocation of net loss	$(1,603,007)	$(2,116,289)
Denominator:
Basic and diluted weighted average shares outstanding	4,276,056	5,645,246
Basic and diluted net loss per common share	$(0.37)	$(0.37)